Notes Payable - Summary of Purchased Certain Machinery and Equipment under Two Note Payable Agreements (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total notes payable		$ 5,693	$ 55,687
Less: current portion of notes payable	$ 0	(5,693)	(49,994)
Long term portion of notes payable		0	5,693
Note Payable, 15.2% Interest
Debt Instrument [Line Items]
Total notes payable		2,607	16,938
Note Payable, 10.0% Interest
Debt Instrument [Line Items]
Total notes payable		$ 3,086	$ 38,749